UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:AGDAX

April 30, 2025

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AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$9,575	$10,000	$10,000
10/15	$9,255	$9,882	$9,824
10/16	$10,177	$10,435	$10,898
10/17	$11,124	$10,558	$11,897
10/18	$10,845	$10,341	$11,784
10/19	$11,639	$11,327	$12,790
10/20	$11,325	$11,966	$13,015
10/21	$12,831	$11,817	$14,196
10/22	$11,057	$9,360	$12,132
10/23	$11,965	$9,521	$13,231
10/24	$13,959	$10,430	$15,747
04/25	$14,202	$10,820	$16,108

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	1.75%	8.25%	7.25%	4.02%
Class A (with sales charges)	-2.57%	3.69%	6.33%	3.57%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDAX-S for the most recent performance information.

Class A:AGDAX

1

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Country Breakdown

Value	Value
United States	68.0%
United Kingdom	3.4%
Canada	2.8%
France	2.6%
Brazil	2.0%
Mexico	1.8%
Italy	1.5%
Colombia	1.3%
Germany	1.2%
India	1.0%
Luxembourg	0.8%
Turkey	0.8%
Israel	0.8%
Others	11.0%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Class A:AGDAX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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HI-A-0154-0425

Class A:AGDAX

3

Advisor Class:AGDYX

April 30, 2025

SCAN ME

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AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$10,000	$10,000	$10,000
10/15	$9,678	$9,882	$9,824
10/16	$10,672	$10,435	$10,898
10/17	$11,693	$10,558	$11,897
10/18	$11,428	$10,341	$11,784
10/19	$12,294	$11,327	$12,790
10/20	$11,992	$11,966	$13,015
10/21	$13,638	$11,817	$14,196
10/22	$11,769	$9,360	$12,132
10/23	$12,765	$9,521	$13,231
10/24	$14,927	$10,430	$15,747
04/25	$15,206	$10,820	$16,108

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Advisor Class	1.87%	8.51%	7.51%	4.28%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDYX-S for the most recent performance information.

Advisor Class:AGDYX

1

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Country Breakdown

Value	Value
United States	68.0%
United Kingdom	3.4%
Canada	2.8%
France	2.6%
Brazil	2.0%
Mexico	1.8%
Italy	1.5%
Colombia	1.3%
Germany	1.2%
India	1.0%
Luxembourg	0.8%
Turkey	0.8%
Israel	0.8%
Others	11.0%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Advisor Class:AGDYX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

HI-ADV-0154-0425

Advisor Class:AGDYX

3

Class C:AGDCX

April 30, 2025

SCAN ME

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AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$10,000	$10,000	$10,000
10/15	$9,630	$9,882	$9,824
10/16	$10,495	$10,435	$10,898
10/17	$11,373	$10,558	$11,897
10/18	$11,008	$10,341	$11,784
10/19	$11,716	$11,327	$12,790
10/20	$11,311	$11,966	$13,015
10/21	$12,707	$11,817	$14,196
10/22	$10,841	$9,360	$12,132
10/23	$11,649	$9,521	$13,231
10/24	$13,484	$10,430	$15,747
04/25	$13,646	$10,820	$16,108

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	1.20%	7.35%	6.35%	3.16%
Class C (with sales charges)	0.22%	6.35%	6.35%	3.16%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDCX-S for the most recent performance information.

Class C:AGDCX

1

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Country Breakdown

Value	Value
United States	68.0%
United Kingdom	3.4%
Canada	2.8%
France	2.6%
Brazil	2.0%
Mexico	1.8%
Italy	1.5%
Colombia	1.3%
Germany	1.2%
India	1.0%
Luxembourg	0.8%
Turkey	0.8%
Israel	0.8%
Others	11.0%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Class C:AGDCX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

HI-C-0154-0425

Class C:AGDCX

3

Class I:AGDIX

April 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$10,000	$10,000	$10,000
10/15	$9,670	$9,882	$9,824
10/16	$10,668	$10,435	$10,898
10/17	$11,693	$10,558	$11,897
10/18	$11,432	$10,341	$11,784
10/19	$12,301	$11,327	$12,790
10/20	$11,994	$11,966	$13,015
10/21	$13,638	$11,817	$14,196
10/22	$11,767	$9,360	$12,132
10/23	$12,758	$9,521	$13,231
10/24	$14,937	$10,430	$15,747
04/25	$15,219	$10,820	$16,108

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class I	1.88%	8.53%	7.51%	4.29%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDIX-S for the most recent performance information.

Class I:AGDIX

1

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Country Breakdown

Value	Value
United States	68.0%
United Kingdom	3.4%
Canada	2.8%
France	2.6%
Brazil	2.0%
Mexico	1.8%
Italy	1.5%
Colombia	1.3%
Germany	1.2%
India	1.0%
Luxembourg	0.8%
Turkey	0.8%
Israel	0.8%
Others	11.0%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Class I:AGDIX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

HI-I-0154-0425

Class I:AGDIX

3

Class Z:AGDZX

April 30, 2025

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$10,000	$10,000	$10,000
10/15	$9,670	$9,882	$9,824
10/16	$10,670	$10,435	$10,898
10/17	$11,697	$10,558	$11,897
10/18	$11,442	$10,341	$11,784
10/19	$12,320	$11,327	$12,790
10/20	$12,018	$11,966	$13,015
10/21	$13,675	$11,817	$14,196
10/22	$11,810	$9,360	$12,132
10/23	$12,815	$9,521	$13,231
10/24	$15,014	$10,430	$15,747
04/25	$15,299	$10,820	$16,108

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class Z	1.89%	8.56%	7.59%	4.34%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDZX-S for the most recent performance information.

Class Z:AGDZX

1

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Country Breakdown

Value	Value
United States	68.0%
United Kingdom	3.4%
Canada	2.8%
France	2.6%
Brazil	2.0%
Mexico	1.8%
Italy	1.5%
Colombia	1.3%
Germany	1.2%
India	1.0%
Luxembourg	0.8%
Turkey	0.8%
Israel	0.8%
Others	11.0%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Class Z:AGDZX

2

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AGDZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for Fund Information

HI-Z-0154-0425

Class Z:AGDZX

3

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB HIGH INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 62.2%
Industrial – 54.9%
Basic – 3.8%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	675	$628,881
7.125%, 03/15/2031(a)		3,049	3,152,822
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		1,642	1,619,425
6.375%, 09/15/2032(a)		3,059	2,986,529
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		7,937	3,180,221
11.175% (10.425% Cash or 11.175 PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		11,769	10,533,962
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		10,969	10,626,727
Constellium SE 3.125%, 07/15/2029(a)	EUR	4,738	5,051,748
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 09/30/2026	U.S.$	685	674,400
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	2,953,472
Element Solutions, Inc. 3.875%, 09/01/2028(a)		8,518	8,064,422
ERP Iron Ore LLC 9.04%, 12/31/2019(b)(d)(e)(f)(g)		1,355	– 0	–
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(a)		5,711	5,167,744
4.50%, 09/15/2027(a)		2,160	2,094,119
5.875%, 04/15/2030(a)		308	303,704
6.125%, 04/15/2032(a)		5,645	5,565,089
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		4,133	3,900,549
3.50%, 03/01/2029(a)		1,508	1,401,064
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	4,341	4,819,912
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		6,160	6,667,271
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)		111	118,157
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	3,043,252

ABFunds.com	AB High Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	7,119	$7,101,483
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(d)(e)(f)(g)(h)		16,121	– 0	–
New Gold, Inc. 6.875%, 04/01/2032(a)		2,192	2,240,227
Reno de Medici SpA 7.50% (EURIBOR 3 Month + 5.00%), 04/15/2029(a)(i)	EUR	2,400	2,107,101
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		554	621,711
5.375%, 11/01/2026(a)	U.S.$	7,442	7,346,493
SNF Group SACA 3.125%, 03/15/2027(a)		1,487	1,415,584
4.50%, 03/15/2032(a)	EUR	5,064	5,789,309
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)	U.S.$	2,403	1,836,847
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		3,895	3,777,674
5.625%, 08/15/2029(a)		763	676,394

			115,466,293

Capital Goods – 4.2%
Amsted Industries, Inc. 6.375%, 03/15/2033(a)		685	689,327
Arcosa, Inc. 4.375%, 04/15/2029(a)		1,337	1,254,831
6.875%, 08/15/2032(a)		4,465	4,548,833
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(b)	EUR	6,024	238,462
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)		1,044	1,049,338
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)	U.S.$	7,031	7,171,418
6.25%, 03/15/2033(a)		4,357	4,446,108
Bombardier, Inc. 6.00%, 02/15/2028(a)		685	676,834
7.25%, 07/01/2031(a)		3,007	3,083,442
7.875%, 04/15/2027(a)		1,139	1,141,068
8.75%, 11/15/2030(a)		5,839	6,261,739
Calderys Financing LLC 11.25%, 06/01/2028(a)		6,939	7,331,118
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(a)		6,093	6,037,781

2 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EnerSys 4.375%, 12/15/2027(a)	U.S.$	5,050	$4,898,373
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,665,329
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		685	653,799
Goat Holdco LLC 6.75%, 02/01/2032(a)		2,313	2,268,346
Griffon Corp. 5.75%, 03/01/2028		300	295,936
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(a)		1,345	1,364,727
IMA Industria Macchine Automatiche SpA 6.03% (EURIBOR 3 Month + 3.75%), 04/15/2029(a)(i)	EUR	2,560	2,897,878
LSB Industries, Inc. 6.25%, 10/15/2028(a)(c)	U.S.$	5,922	5,554,963
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,225	1,157,888
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		1,314	1,314,945
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		6,823	6,145,542
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		533	499,303
Paprec Holding SA 7.25%, 11/17/2029(a)	EUR	1,797	2,143,309
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)	U.S.$	6,070	6,110,746
6.75%, 03/01/2033(a)		1,712	1,718,534
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,452,742
4.875%, 05/01/2029		3,750	3,616,618
6.375%, 03/01/2029(a)		1,372	1,398,808
6.75%, 08/15/2028(a)		13,090	13,350,433
6.875%, 12/15/2030(a)		4,009	4,130,724
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		3,072	3,166,560
Triumph Group, Inc. 9.00%, 03/15/2028(a)		7,505	7,880,650
Waste Pro USA, Inc. 7.00%, 02/01/2033(a)		2,007	2,052,782
WESCO Distribution, Inc. 6.375%, 03/15/2033(a)		1,606	1,627,132

			127,296,366

ABFunds.com	AB High Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 7.4%
AMC Networks, Inc. 4.25%, 02/15/2029	U.S.$	4,017	$2,956,844
10.25%, 01/15/2029(a)		5,114	5,287,676
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	2,077	2,447,148
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)	U.S.$	2,542	2,298,097
4.25%, 01/15/2034(a)		995	837,232
4.50%, 08/15/2030(a)		23,087	21,446,542
4.50%, 05/01/2032		3,165	2,813,325
4.50%, 06/01/2033(a)		14,442	12,579,715
4.75%, 03/01/2030(a)		1,939	1,832,278
4.75%, 02/01/2032(a)		25,772	23,353,674
6.375%, 09/01/2029(a)		5,119	5,165,208
CSC Holdings LLC 4.625%, 12/01/2030(a)		4,460	2,063,186
5.00%, 11/15/2031(a)		330	150,861
5.375%, 02/01/2028(a)		7,472	6,528,817
5.50%, 04/15/2027(a)		4,961	4,611,389
5.75%, 01/15/2030(a)		17,736	8,893,248
7.50%, 04/01/2028(a)		2,183	1,601,087
11.25%, 05/15/2028(a)		2,417	2,359,230
11.75%, 01/31/2029(a)		2,095	1,978,004
DISH DBS Corp. 5.125%, 06/01/2029		10,429	6,502,078
5.25%, 12/01/2026(a)		11,885	10,818,225
5.75%, 12/01/2028(a)		10,549	8,865,092
7.375%, 07/01/2028		6,580	4,446,260
Gray Media, Inc. 5.375%, 11/15/2031(a)		2,960	1,765,391
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		138	99,490
9.125%, 05/01/2029(a)(j)		5,580	4,304,227
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		5,026	3,682,966
6.75%, 10/15/2027(a)		8,724	7,168,534
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,907	2,854,002
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		1,248	1,174,691
Paramount Global 6.25%, 02/28/2057		1,211	1,122,717
6.375%, 03/30/2062		4,680	4,499,007
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		5,030	4,348,258
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		1,549	1,106,811
8.125%, 02/15/2033(a)		3,657	3,623,675

4 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sirius XM Radio LLC 4.00%, 07/15/2028(a)	U.S.$	10,094	$9,507,968
Snap, Inc. 6.875%, 03/01/2033(a)		5,488	5,479,152
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	541	598,082
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	1,406	1,343,771
Univision Communications, Inc. 4.50%, 05/01/2029(a)		5,716	4,907,558
7.375%, 06/30/2030(a)		8,775	7,999,365
8.50%, 07/31/2031(a)		4,216	3,986,439
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,049	2,732,666
VZ Secured Financing BV 5.00%, 01/15/2032(a)		5,961	5,213,957
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)(j)		4,106	3,633,187
Ziggo BV 4.875%, 01/15/2030(a)		900	828,598

			221,815,728

Communications - Telecommunications – 4.4%
Altice Financing SA 5.75%, 08/15/2029(a)		7,503	5,517,099
Altice France Holding SA 4.00%, 02/15/2028(a)	EUR	1,210	413,459
6.00%, 02/15/2028(a)	U.S.$	1,308	403,553
10.50%, 05/15/2027(a)		9,715	2,965,256
Altice France SA 5.125%, 01/15/2029(a)		1,214	979,585
5.125%, 07/15/2029(a)		24,966	20,393,311
5.50%, 01/15/2028(a)		3,914	3,238,196
5.50%, 10/15/2029(a)		7,458	6,095,951
8.125%, 02/01/2027(a)		1,968	1,800,967
EchoStar Corp. 3.875% (3.875% Cash or 3.875% PIK), 11/30/2030(b)(c)(k)		1,713	1,850,418
6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b)(c)		9,732	9,052,390
10.75%, 11/30/2029		18,694	19,763,186
Fibercop SpA 7.20%, 07/18/2036(a)		820	798,048
7.72%, 06/04/2038(a)		4,715	4,702,720
Frontier Communications Holdings LLC 8.625%, 03/15/2031(a)		2,925	3,102,444
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		7,606	8,438,697
11.00%, 11/15/2029(a)		6,411	7,172,383

ABFunds.com	AB High Income Fund 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Telecom Italia Capital SA 7.72%, 06/04/2038	U.S.$	2,280	$2,378,818
United Group BV 3.625%, 02/15/2028(a)	EUR	752	831,885
4.00%, 11/15/2027(a)		471	532,109
4.625%, 08/15/2028(a)		663	747,330
6.75%, 02/15/2031(a)		2,127	2,458,894
6.81% (EURIBOR 3 Month + 4.25%), 02/01/2029(a)(i)		1,531	1,729,133
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	1,405	1,227,814
4.75%, 07/15/2031(a)		12,630	11,097,392
7.75%, 04/15/2032(a)		9,196	9,273,507
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		4,218	4,324,891

			131,289,436

Consumer Cyclical - Automotive – 2.8%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		1,362	1,292,295
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		3,049	2,739,697
5.875%, 06/01/2029(a)		279	278,548
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		3,602	3,160,182
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		10,176	8,886,849
Clarios Global LP/Clarios US Finance Co. 6.75%, 02/15/2030(a)		1,046	1,064,645
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(d)(e)(f)(g)(h)(l)		18,493	– 0	–
Exide Technologies (First Lien) 11.00%, 10/31/2024(d)(e)(f)(g)(h)(l)		7,590	– 0	–
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(a)		6,597	6,580,799
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031		2,865	2,674,522
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(b)		200	192,095
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	2,189	2,552,705
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	3,195	3,087,054
8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(b)		1,030	984,428
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(b)	EUR	1,751	2,067,061

6 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mclaren Finance PLC 7.50%, 08/01/2026(a)	U.S.$	9,232	$9,239,563
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(a)		3,310	2,924,860
2.75%, 03/09/2028(a)		5,326	4,862,682
5.30%, 09/13/2027(a)		2,285	2,239,987
PM General Purchaser LLC 9.50%, 10/01/2028(a)		6,497	6,268,586
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	7,930,014
Titan International, Inc. 7.00%, 04/30/2028		6,965	6,817,246
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	104,410
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	U.S.$	2,474	2,257,342
6.875%, 04/14/2028(a)		4,588	4,368,112
7.125%, 04/14/2030(a)		1,539	1,419,843

			83,993,525

Consumer Cyclical - Entertainment – 1.0%
Carnival Corp. 5.75%, 03/01/2027(a)		1,522	1,517,069
5.75%, 01/15/2030(a)	EUR	892	1,056,167
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	1,512	1,506,959
Loarre Investments SARL 6.50%, 05/15/2029(a)	EUR	2,240	2,568,740
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)	U.S.$	1,785	1,659,098
Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	1,092	1,200,256
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	713	709,658
5.875%, 02/15/2027(a)		3,375	3,359,947
6.75%, 02/01/2032(a)		738	720,528
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		4,269	4,056,788
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		30	28,593
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		2,430	2,419,256
7.00%, 02/15/2029(a)		6,171	6,190,282
9.125%, 07/15/2031(a)		3,056	3,267,486

			30,260,827

ABFunds.com	AB High Income Fund 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 3.9%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)	U.S.$	5,889	$5,127,621
6.25%, 09/15/2027(a)		4,404	4,318,489
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		2,040	1,839,032
6.375%, 03/01/2034(a)		4,668	4,639,352
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		2,238	1,926,065
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,523	2,445,058
5.75%, 04/01/2030(a)		2,035	1,990,997
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	1,375	1,620,795
Great Canadian Gaming Corp. 8.75%, 11/15/2029(a)	U.S.$	2,882	2,861,581
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,459,453
4.00%, 05/01/2031(a)		1,651	1,513,755
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		1,162	1,010,962
5.00%, 06/01/2029(a)		6,848	6,331,614
6.625%, 01/15/2032(a)		3,497	3,433,362
LGI Homes, Inc. 7.00%, 11/15/2032(a)		2,559	2,361,786
Lottomatica Group SpA 4.875%, 01/31/2031(a)	EUR	1,181	1,349,270
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	1,338	1,218,095
Masterbrand, Inc. 7.00%, 07/15/2032(a)		3,776	3,784,583
Mattamy Group Corp. 4.625%, 03/01/2030(a)		5,478	5,019,522
5.25%, 12/15/2027(a)		685	665,801
MGM Resorts International 4.75%, 10/15/2028		2,251	2,169,166
Miller Homes Group Finco PLC 6.53% (EURIBOR 3 Month + 4.25%), 10/15/2030(a)(i)	EUR	1,541	1,753,555
7.00%, 05/15/2029(a)	GBP	2,900	3,764,715
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,744	2,746,523
11.875%, 04/15/2031(a)		3,907	3,858,984
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		3,793	3,749,390

8 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	3,292	$3,191,854
4.75%, 04/01/2029		4,530	4,268,079
Standard Industries, Inc./NY 4.375%, 07/15/2030(a)		213	198,448
4.75%, 01/15/2028(a)		2,310	2,261,725
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		328	317,840
5.75%, 01/15/2028(a)		989	989,871
5.875%, 06/15/2027(a)		294	295,608
Thor Industries, Inc. 4.00%, 10/15/2029(a)		2,054	1,847,250
Travel & Leisure Co. 4.50%, 12/01/2029(a)		5,268	4,944,229
4.625%, 03/01/2030(a)		10,068	9,369,596
6.625%, 07/31/2026(a)		3,533	3,556,256
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		1,994	1,915,995
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,330,061
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		5,631	5,434,717

			117,881,055

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,650	5,431,907
4.00%, 10/15/2030(a)		4,938	4,495,360
4.375%, 01/15/2028(a)		3,132	3,033,343
6.125%, 06/15/2029(a)		5,000	5,087,375

			18,047,985

Consumer Cyclical - Retailers – 3.6%
Arko Corp. 5.125%, 11/15/2029(a)		4,612	3,689,819
Asbury Automotive Group, Inc. 4.50%, 03/01/2028		3,049	2,955,393
4.625%, 11/15/2029(a)		5,503	5,181,100
5.00%, 02/15/2032(a)		340	309,773
Bath & Body Works, Inc. 6.75%, 07/01/2036		1,479	1,456,333
6.875%, 11/01/2035		6,475	6,508,840
Beacon Roofing Supply, Inc. 6.75%, 04/30/2032(a)		4,745	4,757,610
Carvana Co. 5.50%, 04/15/2027(a)		1,469	1,379,856
9.00% (11.00% Cash or 13.00% PIK), 06/01/2030(a)(b)(c)		7,229	7,658,528

ABFunds.com	AB High Income Fund 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)	U.S.$	7,797	$8,094,307
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	1,956,690
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	322	316,401
6.875%, 03/01/2032(a)		3,145	3,217,713
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)(j)		1,246	1,048,393
Gap, Inc. (The) 3.625%, 10/01/2029(a)		1,113	1,008,846
3.875%, 10/01/2031(a)		450	389,543
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		5,739	5,066,038
8.75%, 01/15/2032(a)		4,115	3,315,344
11.50%, 08/15/2029(a)		1,470	1,455,791
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		4,361	4,143,709
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,885	3,575,281
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		5,229	4,943,695
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		367	340,753
4.625%, 12/15/2027(a)		685	664,872
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(a)		3,047	1,065,462
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		685	616,941
Patrick Industries, Inc. 4.75%, 05/01/2029(a)		150	142,841
Penske Automotive Group, Inc. 3.75%, 06/15/2029		521	482,744
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		3,529	3,291,262
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		9,865	9,251,860
4.875%, 11/15/2031(a)		525	479,169
Staples, Inc. 10.75%, 09/01/2029(a)		9,996	8,686,242
12.75%, 01/15/2030(a)		2,487	1,440,557
VF Corp. 2.80%, 04/23/2027		339	314,565
2.95%, 04/23/2030		7,097	5,836,648
White Cap Buyer LLC 6.875%, 10/15/2028(a)		2,257	2,193,273

			107,236,192

10 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 8.2%
Acadia Healthcare Co., Inc. 7.375%, 03/15/2033(a)	U.S.$	4,574	$4,579,409
AdaptHealth LLC 5.125%, 03/01/2030(a)		2,000	1,791,924
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		1,018	950,404
6.25%, 03/15/2033(a)		1,375	1,395,308
6.50%, 02/15/2028(a)		6,117	6,215,514
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		11,521	12,015,865
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		4,331	3,514,326
11.00%, 09/30/2028(a)		16,477	15,493,169
CAB SELAS 3.375%, 02/01/2028(a)	EUR	4,859	5,192,459
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	1,065,956
5.625%, 03/15/2027(a)		697	679,600
6.00%, 01/15/2029(a)		11,502	10,727,862
6.125%, 04/01/2030(a)		7,452	5,046,097
6.875%, 04/01/2028(a)		1,066	821,323
CVS Health Corp. 6.75%, 12/10/2054		548	545,262
7.00%, 03/10/2055		6,105	6,176,700
DaVita, Inc. 3.75%, 02/15/2031(a)		2,393	2,102,868
4.625%, 06/01/2030(a)		18,628	17,324,262
Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)		8,293	8,413,506
Embecta Corp. 5.00%, 02/15/2030(a)		6,541	5,887,113
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,811	5,029,802
Encompass Health Corp. 4.50%, 02/01/2028		685	673,606
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,476	1,282,644
Grifols SA 3.875%, 10/15/2028(a)	EUR	8,212	8,713,504
7.50%, 05/01/2030(a)		1,900	2,262,994
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,848,348
Iceland Bondco PLC 8.06% (EURIBOR 3 Month + 5.50%), 12/15/2027(a)(i)		1,447	1,644,994
10.875%, 12/15/2027(a)	GBP	430	606,374

ABFunds.com	AB High Income Fund 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kronos Acquisition Holdings, Inc. 8.25%, 06/30/2031(a)	U.S.$	1,538	$1,273,285
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		3,671	3,445,798
LifePoint Health, Inc. 8.375%, 02/15/2032(a)		3,485	3,553,950
11.00%, 10/15/2030(a)		3,262	3,572,506
Medline Borrower LP 3.875%, 04/01/2029(a)		8,330	7,770,432
5.25%, 10/01/2029(a)		9,369	8,902,593
ModivCare, Inc. 5.00% (5.00% Cash or 10.00% PIK), 10/01/2029(a)(b)(c)(d)		3,342	1,190,641
5.00%, 10/01/2029(a)		97	4,086
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		3,146	2,422,972
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(c)		9,774	6,480,938
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		2,792	2,602,145
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,432,390
Neopharmed Gentili SpA 7.125%, 04/08/2030(a)	EUR	1,890	2,205,967
Newell Brands, Inc. 5.70%, 04/01/2026(c)	U.S.$	1,340	1,323,321
6.375%, 09/15/2027		1,346	1,316,939
6.375%, 05/15/2030		614	559,269
6.625%, 05/15/2032		800	717,702
7.00%, 04/01/2046(c)		1,969	1,521,658
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	3,589	4,035,305
6.50%, 03/31/2032(a)	U.S.$	1,670	1,670,115
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		12,011	11,329,646
5.125%, 04/30/2031(a)		7,607	6,381,643
7.875%, 05/15/2034(a)		714	657,853
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		26	21,090
6.625%, 04/01/2030(a)(j)		4,558	3,881,507
10.00%, 04/15/2030(a)		3,161	3,258,632
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		328	310,421
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,432,130
4.625%, 04/15/2030(a)		414	391,009

12 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	9,327	$8,860,557
6.25%, 04/01/2029(a)		3,651	3,619,054
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		685	636,022
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,522	4,649,764
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		3,065	3,057,810
US Acute Care Solutions LLC 9.75%, 05/15/2029(a)		218	221,041
US Foods, Inc. 5.75%, 04/15/2033(a)		1,278	1,253,810

			245,965,194

Energy – 7.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,000	2,929,114
Aris Water Holdings LLC 7.25%, 04/01/2030(a)		4,256	4,226,726
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)		785	764,034
Buckeye Partners LP 3.95%, 12/01/2026		30	29,247
4.50%, 03/01/2028(a)		840	810,843
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,376,386
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		5,582	5,483,969
8.75%, 07/01/2031(a)		2,909	2,762,785
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,714	4,565,198
7.25%, 03/01/2032(a)		3,043	3,042,456
7.375%, 01/15/2031(a)		350	350,387
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		1,289	1,230,458
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		705	619,644
7.625%, 04/01/2032(a)		2,346	2,131,894
9.25%, 02/15/2028(a)		3,557	3,595,122
Excelerate Energy LP 8.00%, 05/15/2030(a)		3,254	3,303,013
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		5,793	5,770,975

ABFunds.com	AB High Income Fund 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029	U.S.$	6,162	$6,118,375
7.00%, 08/01/2027		2,149	2,134,267
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		2,143	2,011,202
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,324	1,237,972
6.00%, 02/01/2031(a)		1,772	1,589,865
6.25%, 04/15/2032(a)		318	277,012
7.25%, 02/15/2035(a)		4,398	3,839,198
8.375%, 11/01/2033(a)		5,423	5,162,068
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		2,565	2,668,513
ITT Holdings LLC 6.50%, 08/01/2029(a)		10,492	9,591,648
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		6,018	6,115,762
Matador Resources Co. 6.50%, 04/15/2032(a)		445	428,456
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		3,473	3,190,917
Murphy Oil Corp. 6.00%, 10/01/2032		2,693	2,452,865
Nabors Industries Ltd. 7.50%, 01/15/2028(a)(j)		3,831	3,046,615
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,304	2,172,703
NFE Financing LLC 12.00%, 11/15/2029(a)		21,139	14,553,105
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		3,973	3,737,045
8.375%, 02/15/2032(a)		4,536	4,132,255
NuStar Logistics LP 5.625%, 04/28/2027		3,349	3,337,876
6.00%, 06/01/2026		300	300,024
6.375%, 10/01/2030		1,164	1,181,929
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,872	1,655,991
7.875%, 09/15/2030(a)		2,774	2,276,849
9.875%, 03/15/2030(a)		4,600	4,065,890
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		3,429	3,351,009
Rockies Express Pipeline LLC 6.75%, 03/15/2033(a)		2,192	2,230,669
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		3,768	3,707,092

14 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sunoco LP 7.00%, 05/01/2029(a)	U.S.$	8,273	$8,505,683
7.25%, 05/01/2032(a)		3,600	3,729,602
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		2,908	2,756,471
4.50%, 04/30/2030		1,602	1,507,801
7.00%, 09/15/2028(a)		283	289,825
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		614	571,965
6.00%, 09/01/2031(a)		269	247,861
Talos Production, Inc. 9.00%, 02/01/2029(a)		1,792	1,717,698
9.375%, 02/01/2031(a)		2,128	1,993,296
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		2,203	2,216,954
Transocean Aquila Ltd. 8.00%, 09/30/2028(a)		3,187	3,142,810
Transocean, Inc. 8.75%, 02/15/2030(a)		3,254	3,175,073
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		332	304,543
3.875%, 11/01/2033(a)		3,171	2,674,156
4.125%, 08/15/2031(a)		3,394	3,052,687
6.25%, 01/15/2030(a)		5,181	5,192,435
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		6,837	6,793,575
8.375%, 06/01/2031(a)		2,811	2,709,750
9.00%, 09/30/2029(a)(m)		7,844	6,722,973
9.50%, 02/01/2029(a)		2,769	2,869,150
9.875%, 02/01/2032(a)		11,363	11,555,931
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		675	592,996

			212,882,658

Other Industrial – 0.5%
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		4,369	4,249,222
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,269,256
Pachelbel Bidco SpA 7.125%, 05/17/2031(a)	EUR	2,585	3,087,384
Resideo Funding, Inc. 4.00%, 09/01/2029(a)	U.S.$	651	599,458
6.50%, 07/15/2032(a)		3,631	3,598,635
Stena International SA 7.25%, 01/15/2031(a)		293	291,175
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		2,379	2,407,633

			15,502,763

ABFunds.com	AB High Income Fund 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 2.7%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)	U.S.$	2,530	$2,387,170
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,312,598
9.75%, 07/15/2027(a)		4,763	4,776,778
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,209,505
4.625%, 06/01/2028(a)	U.S.$	11,262	10,807,798
4.875%, 06/01/2028(a)	GBP	3,580	4,528,590
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	8,086,614
APCOA Group GmbH 6.00%, 04/15/2031(a)	EUR	3,023	3,432,872
Aramark International Finance SARL 4.375%, 04/15/2033(a)		486	531,896
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	3,832	3,771,748
Belron UK Finance PLC 5.75%, 10/15/2029(a)		1,128	1,127,955
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,327,814
Engineering - Ingegneria Informatica - SpA 8.105% (EURIBOR 3 Month + 5.75%), 02/15/2030(a)(i)	EUR	1,418	1,600,739
8.625%, 02/15/2030(a)		770	899,043
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	2,243	2,203,242
6.00%, 06/01/2029(a)		3,875	3,625,332
7.75%, 02/15/2028(a)		2,493	2,573,662
8.25%, 08/01/2032(a)		3,046	3,000,682
8.375%, 11/15/2032(a)		2,643	2,607,196
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,326,124
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		685	659,182
Matthews International Corp. 8.625%, 10/01/2027(a)		1,494	1,548,480
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		5,653	4,103,753
Monitronics International, Inc. 9.125%, 04/01/2020(d)(e)(f)(g)(l)		6,914	– 0	–
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		760	726,393

16 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)	U.S.$	4,706	$4,601,039
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	3,382	3,927,081

			80,703,286

Technology – 2.1%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		4,266	4,927,085
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	7,394	7,522,511
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		7,398	7,074,841
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		5,201	4,911,472
CommScope LLC 9.50%, 12/15/2031(a)		96	98,190
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,614	2,723,473
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		1,627	1,630,133
Entegris, Inc. 5.95%, 06/15/2030(a)		6,339	6,310,820
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		3,778	3,865,892
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	2,586,640
Imola Merger Corp. 4.75%, 05/15/2029(a)		868	830,477
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	2,533	2,870,947
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	5,315	4,699,296
Rackspace Finance LLC 3.50%, 05/15/2028(a)		11,101	4,176,532
Rocket Software, Inc. 9.00%, 11/28/2028(a)		5,150	5,310,254
Virtusa Corp. 7.125%, 12/15/2028(a)		3,521	3,350,576
Western Digital Corp. 4.75%, 02/15/2026		552	547,950

			63,437,089

Transportation - Airlines – 0.9%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		3,675	3,397,047
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		3,586	3,564,019
5.75%, 04/20/2029(a)		11,405	11,054,108

ABFunds.com	AB High Income Fund 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)	U.S.$	5,614	$5,174,705
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK), 03/06/2030(a)(b)(c)		3,730	2,952,759

			26,142,638

Transportation - Services – 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		6,655	6,195,410
5.375%, 03/01/2029(a)		1,323	1,221,244
5.75%, 07/15/2027(a)		1,477	1,439,599
8.25%, 01/15/2030(a)		446	444,953
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	633,617
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		5,428	5,532,654
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	587,750
Boels Topholding BV 5.75%, 05/15/2030(a)		2,472	2,885,309
6.25%, 02/15/2029(a)		2,623	3,072,442
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,697	1,581,094
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	1,631	2,205,339
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	8,652	7,234,844
5.00%, 12/01/2029(a)		7,586	4,732,906
12.625%, 07/15/2029(a)		3,251	3,162,848
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	4,409	4,981,030
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	4,772	4,395,750

			50,306,789

			1,648,227,824

Financial Institutions – 6.4%
Banking – 0.4%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)		993	847,966
Bread Financial Holdings, Inc. 8.375%, 06/15/2035(a)		2,189	2,045,506
9.75%, 03/15/2029(a)		8,199	8,634,429

			11,527,901

18 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brokerage – 1.3%
AG Issuer LLC 6.25%, 03/01/2028(a)	U.S.$	5,995	$5,905,329
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,167	1,200,699
Aretec Group, Inc. 7.50%, 04/01/2029(a)		2,319	2,258,207
10.00%, 08/15/2030(a)		6,737	7,261,731
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		941	946,149
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	5,737,148
Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(a)		5,059	5,085,639
Osaic Holdings, Inc. 10.75%, 08/01/2027(a)		6,493	6,503,876
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		3,609	3,707,765

			38,606,543

Finance – 2.3%
CNG Holdings, Inc. 14.50%, 06/30/2026(a)		4,422	3,979,800
Curo SPV LLC 13.00%, 08/02/2027(d)(f)		8,636	8,959,690
Enova International, Inc. 9.125%, 08/01/2029(a)		5,072	5,204,336
11.25%, 12/15/2028(a)		2,594	2,761,762
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		4,804	4,696,462
GGAM Finance Ltd. 6.875%, 04/15/2029(a)		889	908,225
7.75%, 05/15/2026(a)		431	436,209
8.00%, 02/15/2027(a)		4,139	4,246,462
8.00%, 06/15/2028(a)		3,918	4,099,901
goeasy Ltd. 6.875%, 05/15/2030(a)		800	780,419
7.375%, 10/01/2030(a)		2,268	2,228,889
7.625%, 07/01/2029(a)		1,862	1,877,034
9.25%, 12/01/2028(a)		3,755	3,932,283
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		7,413	6,894,306
Navient Corp. 4.875%, 03/15/2028		6,959	6,686,194
5.00%, 03/15/2027		1,471	1,457,797
5.50%, 03/15/2029		1,246	1,180,344
5.625%, 08/01/2033		1,834	1,571,265
11.50%, 03/15/2031		3,049	3,399,741

ABFunds.com	AB High Income Fund 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

OneMain Finance Corp. 6.625%, 05/15/2029	U.S.$	723	$725,866
Rfna LP 7.875%, 02/15/2030(a)		1,027	1,009,253
SLM Corp. 3.125%, 11/02/2026		1,440	1,394,172

			68,430,410

Financial Services – 0.8%
1261229 BC Ltd. 10.00%, 04/15/2032(a)		5,396	5,287,435
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	7,879,984
CCO IIA Credit Backed Loans Ltd. Zero Coupon, 10/15/2036(d)(f)(i)		736	766,613
7.54% (SOFR + 0.03%), 10/15/2036(d)(f)(i)		1,517	1,504,082
9.94% (SOFR + 0.06%), 10/15/2036(d)(f)(i)		542	535,278
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		2,166	1,999,916
3.625%, 10/01/2031(a)		379	328,917
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		3,148	3,266,124
9.25%, 04/01/2029(a)		3,332	3,516,684
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	1,310	443,868

			25,528,901

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)	U.S.$	1,502	1,533,711
8.25%, 02/01/2029(a)		3,788	3,878,889
8.50%, 06/15/2029(a)		3,814	3,933,013
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(a)		1,448	1,446,067
6.75%, 04/15/2028(a)		1,165	1,172,271
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		1,097	1,072,084
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,484,971
7.75%, 02/15/2031(a)	U.S.$	2,171	2,218,050
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		4,366	4,446,515

			21,185,571

20 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

REITs – 0.9%
Brandywine Operating Partnership LP 8.875%, 04/12/2029	U.S.$	939	$986,369
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		4,127	3,999,218
Crossgates, Inc. 11.00%, 07/25/2025(d)(f)		7,536	7,400,885
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031(a)		1,996	2,135,291
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a)(c)		3,985	4,055,590
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(a)		935	895,290
MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(a)	EUR	385	442,125
8.50%, 02/15/2032(a)	U.S.$	1,534	1,562,222
RLJ Lodging Trust LP 4.00%, 09/15/2029(a)		1,492	1,347,513
SBA Communications Corp. 3.125%, 02/01/2029		1,408	1,304,181
Service Properties Trust 8.375%, 06/15/2029		2,265	2,202,222
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(b)(c)	EUR	17	18,518

			26,349,424

			191,628,750

Utility – 0.9%
Electric – 0.9%
Calpine Corp. 4.625%, 02/01/2029(a)	U.S.$	686	662,783
NRG Energy, Inc. 3.375%, 02/15/2029(a)		3,924	3,641,328
5.25%, 06/15/2029(a)		300	296,388
5.75%, 07/15/2029(a)		7,963	7,930,910
10.25%, 03/15/2028(a)(m)		3,572	3,910,361
Vistra Corp. 7.00%, 12/15/2026(a)(m)		3,713	3,752,039
8.00%, 10/15/2026(a)(m)		4,495	4,586,895
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		1,177	1,132,308
5.00%, 07/31/2027(a)		300	297,452

			26,210,464

Total Corporates - Non-Investment Grade (cost $1,961,586,981)			1,866,067,038

ABFunds.com	AB High Income Fund 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 12.4%
Industrial – 7.3%
Basic – 1.0%
Celanese US Holdings LLC 6.50%, 04/15/2030	U.S.$	1,719	$1,678,394
6.75%, 04/15/2033(j)		4,985	4,674,988
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	693,474
Inversiones CMPC SA 6.125%, 02/26/2034(a)		675	679,137
Nexa Resources SA 6.75%, 04/09/2034(a)		2,633	2,688,222
OCP SA 6.10%, 04/30/2030(a)		344	342,246
6.70%, 03/01/2036(a)		338	334,579
6.75%, 05/02/2034(a)		1,492	1,503,861
Olin Corp. 5.625%, 08/01/2029		1,167	1,132,252
6.625%, 04/01/2033(a)		3,331	3,161,659
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		4,535	4,504,570
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		764	739,170
6.50%, 11/07/2033(a)		1,223	1,266,600
Suzano Austria GmbH 6.00%, 01/15/2029		5,606	5,706,207

			29,105,359

Capital Goods – 0.0%
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(a)		665	659,186
Textron Financial Corp. 6.32% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a)(i)		125	113,091
Vertiv Group Corp. 4.125%, 11/15/2028(a)		377	363,908

			1,136,185

Communications - Media – 1.2%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		6,639	6,418,664
10.00%, 02/15/2031(a)		9,646	9,163,819
Grupo Televisa SAB 4.625%, 01/30/2026(j)		1,527	1,507,531
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,587,195
4.03%, 08/03/2050(a)		1,341	879,193

22 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Warnermedia Holdings, Inc. 4.28%, 03/15/2032	U.S.$	13,537	$11,592,513

			35,148,915

Consumer Cyclical - Automotive – 0.8%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		685	690,402
Ford Motor Co. 3.25%, 02/12/2032		14,888	12,169,417
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		4,854	4,927,049
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		4,095	4,037,670
Phinia, Inc. 6.75%, 04/15/2029(a)		2,060	2,083,245

			23,907,783

Consumer Cyclical - Entertainment – 1.1%
Carnival Corp. 4.00%, 08/01/2028(a)		6,106	5,829,461
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	6,211,578
5.50%, 04/01/2028(a)		21,202	21,178,517

			33,219,556

Consumer Cyclical - Other – 1.0%
Flutter Treasury DAC 5.00%, 04/29/2029(a)	EUR	297	348,057
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	2,056	1,815,962
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(a)		1,312	1,299,122
Las Vegas Sands Corp. 5.625%, 06/15/2028		4,367	4,365,235
6.00%, 06/14/2030		1,456	1,458,605
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	9,208,542
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		2,700	2,334,882
4.625%, 04/06/2031(a)		5,800	4,646,222
8.45%, 07/27/2030(a)		900	882,213
Sands China Ltd. 2.85%, 03/08/2029(c)		810	724,144
3.25%, 08/08/2031(c)		675	572,062
4.375%, 06/18/2030(c)		1,740	1,608,081

			29,263,127

Consumer Cyclical - Retailers – 0.3%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		858	751,786

ABFunds.com	AB High Income Fund 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)	U.S.$	4,253	$3,970,506
6.125%, 03/15/2032(a)		2,121	1,903,221
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)		1,570	1,539,332

			8,164,845

Consumer Non-Cyclical – 0.5%
Cencosud SA 5.95%, 05/28/2031(a)		1,567	1,591,289
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,791,322
4.00%, 03/15/2031(a)		2,554	2,244,603
Jazz Securities DAC 4.375%, 01/15/2029(a)		7,888	7,491,455

			14,118,669

Energy – 0.9%
Energy Transfer LP 8.00%, 05/15/2054		4,164	4,321,508
Harbour Energy PLC 6.33%, 04/01/2035(a)		3,974	3,792,467
Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(a)		1,474	1,515,456
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)		3,160	3,072,310
Raizen Fuels Finance SA 6.45%, 03/05/2034(a)		2,075	2,055,075
6.70%, 02/25/2037(a)		2,505	2,459,705
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		5,264	4,596,130
Var Energi ASA 8.00%, 11/15/2032(a)		4,260	4,665,862

			26,478,513

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		701	677,363

Services – 0.0%
Boost Newco Borrower LLC 7.50%, 01/15/2031(a)		821	865,797
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	369	527,419

			1,393,216

Technology – 0.1%
Lenovo Group Ltd. 5.83%, 01/27/2028(a)	U.S.$	2,591	2,652,601

24 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.2%
United Airlines, Inc. 4.375%, 04/15/2026(a)	U.S.$	5,509	$5,429,366
4.625%, 04/15/2029(a)		1,888	1,773,636

			7,203,002

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,553	1,433,417

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		3,847	3,446,912
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		1,371	1,372,060

			4,818,972

			218,721,523

Financial Institutions – 4.1%
Banking – 2.3%
Ally Financial, Inc. 5.54%, 01/17/2031		496	491,627
6.70%, 02/14/2033		3,049	3,025,179
Series B 4.70%, 05/15/2026(m)		10,614	9,763,580
Banco Santander SA 6.35%, 03/14/2034		2,200	2,257,052
6.92%, 08/08/2033		7,200	7,671,143
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,536,767
Barclays PLC 7.12%, 06/27/2034		2,695	2,892,017
BNP Paribas SA 4.625%, 02/25/2031(a)(m)		6,256	5,285,387
Citigroup, Inc. Series AA 7.625%, 11/15/2028(m)		1,231	1,264,888
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		5,208	4,681,772
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	857,878
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)		3,439	3,087,790
4.95%, 06/01/2042(a)		1,000	777,139
Lloyds Banking Group PLC 7.50%, 09/27/2025(m)		4,748	4,739,729
Standard Chartered PLC 6.05% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(i)(m)		3,500	3,265,925

ABFunds.com	AB High Income Fund 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Synchrony Financial 5.935%, 08/02/2030(j)	U.S.$	2,928	$2,966,046
7.25%, 02/02/2033		6,311	6,455,402
UBS Group AG 3.875%, 06/02/2026(a)(m)		1,016	979,264
7.125%, 08/10/2034(a)(m)		2,442	2,342,893
9.25%, 11/13/2028(a)(m)		895	969,127
UniCredit SpA 5.86%, 06/19/2032(a)		3,049	3,061,834

			68,372,439

Finance – 0.5%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		5,818	5,639,968
Aircastle Ltd. 5.25%, 06/15/2026(a)(m)		2,705	2,625,699
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,500,611
4.875%, 11/22/2026(a)		310	307,870
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,138,051
Series E 4.25%, 11/07/2027(a)		270	262,406
ILFC E-Capital Trust II 6.37% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a)(i)		1,500	1,251,886
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		2,594	2,539,875

			16,266,366

Insurance – 0.9%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	13,841,149
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	10,048,604
MetLife, Inc. 10.75%, 08/01/2039		1,256	1,639,999

			25,529,752

REITs – 0.4%
Newmark Group, Inc. 7.50%, 01/12/2029		8,230	8,610,377
Trust Fibra Uno 4.87%, 01/15/2030(a)		3,999	3,713,071

			12,323,448

			122,492,005

26 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 1.0%
Electric – 1.0%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)	U.S.$	357	$291,847
3.95%, 02/12/2030(a)		3,475	2,995,450
AES Andes SA 6.30%, 03/15/2029(a)		1,849	1,876,735
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,858	1,877,740
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,958	1,984,316
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		1,539	1,527,028
Electricite de France SA 9.125%, 03/15/2033(a)(m)		1,365	1,518,830
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		5,114	4,575,905
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,849	2,929,484
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		469	464,711
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		4,664	4,521,655
Kallpa Generacion SA 4.125%, 08/16/2027(a)		1,067	1,047,260
Minejesa Capital BV 4.625%, 08/10/2030(a)		3,821	3,717,537
Niagara Energy SAC 5.75%, 10/03/2034(a)		1,563	1,538,086

			30,866,584

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		743	752,986

			31,619,570

Total Corporates – Investment Grade (cost $373,181,525)			372,833,098

EMERGING MARKETS - CORPORATE BONDS – 6.6%
Industrial – 5.9%
Basic – 2.0%
Aris Mining Corp. 8.00%, 10/31/2029(a)		532	536,810

ABFunds.com	AB High Income Fund 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Braskem Idesa SAPI 7.45%, 11/15/2029(a)(j)	U.S.$	6,736	$5,207,804
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		4,671	4,187,551
4.50%, 01/31/2030(a)		3,773	3,130,458
8.00%, 10/15/2034(a)		559	497,792
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(a)		1,612	1,607,986
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,378	9,667,107
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(a)		1,682	1,686,205
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		3,943	3,888,784
8.00%, 03/01/2033(a)		4,036	3,998,200
9.375%, 03/01/2029(a)		859	900,469
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,398	1,302,768
JSW Steel Ltd. 3.95%, 04/05/2027(a)		813	775,651
5.05%, 04/05/2032(a)(j)		2,171	1,930,670
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		5,777	5,487,752
Stillwater Mining Co. 4.00%, 11/16/2026(a)		3,148	3,010,275
4.50%, 11/16/2029(a)		1,878	1,573,705
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		837	770,040
4.625%, 06/16/2030(a)		2,376	2,067,857
Vedanta Resources Finance II PLC 10.25%, 06/03/2028(a)		1,550	1,523,694
10.875%, 09/17/2029(a)		3,000	2,907,958
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		2,483	2,337,900

			58,997,436

Capital Goods – 0.4%
Ambipar Lux SARL 10.875%, 02/05/2033(a)		4,685	4,586,988
Cemex SAB de CV 5.125%, 06/08/2026(a)(m)		4,107	4,035,127
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	507,817
7.875%, 05/29/2030(a)		1,845	1,782,807
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(a)		1,480	1,445,309

			12,358,048

28 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)	U.S.$	1,869	$1,743,422
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		219	198,469

			1,941,891

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		1,688	1,522,913
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(d)(f)(h)		681	6,815
Millicom International Cellular SA 7.375%, 04/02/2032(a)		931	941,612
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		2,467	2,424,021
Turk Telekomunikasyon AS 7.375%, 05/20/2029(a)		1,509	1,511,924

			6,407,285

Consumer Cyclical - Other – 1.2%
Allwyn Entertainment Financing UK PLC 7.25%, 04/30/2030(a)	EUR	1,590	1,898,257
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	5,625,275
5.625%, 07/17/2027(a)		3,599	3,455,040
5.75%, 07/21/2028(a)		3,277	3,096,765
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	8,249,803
5.25%, 06/18/2025(a)		437	436,235
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,333,317
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		671	669,323
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,140,528
5.50%, 01/15/2026(a)		5,020	4,993,344
5.50%, 10/01/2027(a)		1,100	1,064,250
5.625%, 08/26/2028(a)		2,442	2,324,637

			35,286,774

Consumer Cyclical - Retailers – 0.1%
Falabella SA 3.375%, 01/15/2032(a)		3,073	2,590,846
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(d)(e)(f)(g)	ZAR	230	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d)(e)(f)(g)(h)	U.S.$	5,622	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d)(e)(f)(g)(h)		3,942	– 0	–

			2,590,846

ABFunds.com	AB High Income Fund 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)	U.S.$	1,008	$888,935
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		3,255	2,928,004
MARB BondCo PLC 3.95%, 01/29/2031(a)		5,583	4,803,055
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,864	2,616,369
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		604	562,662
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	1,768	2,010,580
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,204,584
5.125%, 05/09/2029(j)		2,251	2,190,223
7.875%, 09/15/2029		2,840	3,039,007
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(d)(e)(f)(g)(h)		13,579	1,358
10.875%, 01/13/2020(d)(e)(f)(g)(h)		2,500	250
11.75%, 02/09/2025(d)(e)(f)(g)(h)		13,518	1,352

			21,246,379

Energy – 1.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,247	3,235,417
Azure Power Energy Ltd. 3.575%, 08/19/2026(a)		1,621	1,517,404
Canacol Energy Ltd. 5.75%, 11/24/2028(a)(j)		2,107	969,220
Cosan Luxembourg SA 5.50%, 09/20/2029(a)		1,827	1,783,061
Ecopetrol SA 8.625%, 01/19/2029		6,145	6,406,162
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		3,100	2,425,750
Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(a)		2,455	2,362,938
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,817	3,806,571
6.50%, 06/30/2027(a)		3,495	3,438,623
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(a)		2,371	2,419,914
MV24 Capital BV 6.75%, 06/01/2034(a)		2,387	2,279,743
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	589,797
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		971	892,349

			32,126,949

30 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)	U.S.$	623	$616,421

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		666	649,770

Transportation - Services – 0.1%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	537,985
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		1,545	1,521,439
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(a)		1,470	1,505,648

			3,565,072

			175,786,871

Utility – 0.5%
Electric – 0.4%
AES Andes SA 8.15%, 06/10/2055(a)		3,015	3,074,915
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		1,218	1,219,541
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,435,307
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,731	1,650,941
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		706	678,642
Saavi Energia SARL 8.875%, 02/10/2035(a)		1,605	1,611,685
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,501	1,459,427
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		1,770	1,610,927

			13,741,385

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		963	951,428
9.00%, 01/20/2031(a)		1,375	1,433,763

			2,385,191

			16,126,576

Financial Institutions – 0.2%
Banking – 0.2%
Akbank TAS 7.50%, 01/20/2030(a)		1,051	1,051,988
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,479,081

ABFunds.com	AB High Income Fund 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Yapi ve Kredi Bankasi AS 7.25%, 03/03/2030(a)	U.S.$	3,090	$3,044,608
9.25%, 10/16/2028(a)		1,500	1,581,750

			7,157,427

Financial Services – 0.0%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(d)(f)(h)		2,174	– 0	–

			7,157,427

Total Emerging Markets - Corporate Bonds (cost $237,205,012)			199,070,874

BANK LOANS – 6.6%
Industrial – 5.6%
Capital Goods – 0.3%
ACProducts Holdings, Inc. 8.81% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(n)		5,114	3,420,378
ECO Material Technologies, Inc. 7.47% (CME Term SOFR 6 Month + 3.25%), 02/12/2032(n)		6,390	6,315,429

			9,735,807

Communications - Media – 0.8%
Advantage Sales & Marketing, Inc. 8.79% (CME Term SOFR 3 Month + 4.25%), 10/28/2027(n)		2,977	2,612,101
DIRECTV Financing LLC 9.79% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(n)		4,880	4,709,375
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 9.82% (CME Term SOFR 1 Month + 5.50%), 02/17/2031(n)		1,940	1,793,414
Gray Television, Inc. 7.44% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(n)		8,238	7,588,085
iHeartCommunications, Inc. 05/01/2029(o)		4,255	3,269,118
Inizio Group Ltd. 8.65% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(d)(n)		4,669	4,517,258

			24,489,351

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 8.32% (CME Term SOFR 1 Month + 4.00%), 01/30/2031(n)		6,858	6,844,458

32 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lumen Technologies, Inc. 6.79% (CME Term SOFR 1 Month + 2.35%), 04/15/2029(n)	U.S.$	1,333	$1,272,400
Zacapa S.a r.l. 8.05% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(n)		7,476	7,431,563

			15,548,421

Consumer Cyclical - Automotive – 0.1%
MPH Acquisition Holdings LLC 9.44% (CME Term SOFR 1 Month + 5.00%), 01/31/2028(n)		3,551	3,371,280

Consumer Cyclical - Other – 0.1%
Weber-Stephen Products LLC 0% 10/30/27 7.69% (CME Term SOFR 1 Month + 3.25%), 10/30/2027(d)(n)		1,854	1,735,871

Consumer Cyclical - Retailers – 0.2%
Foundation Building Materials, Inc. 01/29/2031(o)		7,400	6,857,358

Consumer Non-Cyclical – 1.2%
Agiliti Health, Inc. 7.22% (CME Term SOFR 6 Month + 3.00%), 05/01/2030(n)		3,082	2,965,988
7.30% (CME Term SOFR 3 Month + 3.00%), 05/01/2030(n)		1,614	1,553,109
Gainwell Acquisition Corp. 8.40% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(n)		6,674	6,193,063
ModivCare, Inc. 9.05% (CME Term SOFR 3 Month + 4.75%), 07/01/2031(n)		4,814	3,231,315
11.71% (CME Term SOFR 3 Month + 7.50%), 01/09/2026(n)		689	519,878
MPH Acquisition Holdings LLC 8.03% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(n)		667	656,558
Neptune Bidco US, Inc. 9.33% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(n)		7,698	6,774,855
Opal US LLC 03/31/2032(d)(o)		3,150	3,120,484
PetSmart LLC 8.17% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(n)		5,633	5,541,618
US Radiology Specialists, Inc. 9.05% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(n)		4,607	4,604,633

			35,161,501

ABFunds.com	AB High Income Fund 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Energy – 0.1%
GIP II Blue Holding LP 8.07% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(n)	U.S.$	4,106	$4,112,429

Other Industrial – 0.2%
American Tire Distributors, Inc. 14.75% (PRIME 3 Month + 7.25%), 10/20/2028(n)		4,992	1,497,483
LTR Intermediate Holdings, Inc. 8.94% (CME Term SOFR 1 Month + 4.50%), 05/05/2028(n)		3,148	2,971,915

			4,469,398

Technology – 1.6%
Ascend Learning LLC 10.17% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(n)		1,382	1,354,308
Boxer Parent Co., Inc. 7.32% (CME Term SOFR 1 Month + 3.00%), 07/30/2031(n)		8,451	8,272,223
Clover Holdings Ltd. 7.75% (FIXED 4 + 7.75%), 12/09/2031(d)		8,119	7,997,215
Clover Holdings SPV III LLC 15.00%, 12/09/2027(d)		547	533,161
Commscope, Inc. 12/17/2029(o)		7,861	7,706,113
FinThrive Software Intermediate Holdings, Inc. 8.43% (CME Term SOFR 1 Month + 4.00%), 12/15/2028(n)		281	237,445
11.18% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(d)(n)		1,546	1,112,760
Icon Parent Inc. 7.315% (CME Term SOFR 3 Month + 3.00%), 11/13/2031(n)		4,660	4,629,430
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(d)(f)(g)(n)(p)		5,905	44,284
Peraton Corp. 8.17% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(n)		4,309	3,878,455
Polaris Newco, LLC 8.29% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(n)		7,723	7,436,229
Project Alpha Intermediate Holdings, Inc. 11/22/2032(d)(o)		4,500	4,303,125
Veritas US, Inc. 4.50% (PIK Interest 4 + 4.50%), 12/09/2029(n)		693	678,231
12.30% (CME Term SOFR 3 Month + 8.00%), 12/09/2029(n)		693	678,230

			48,861,209

34 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 6.27% (CME Term SOFR 3 Month + 2.00%), 10/15/2031(n)	U.S.$	2,408	$2,394,368
Delta Air Lines, Inc. 8.02% (CME Term SOFR 3 Month + 3.75%),
10/20/2027(n)		629	633,875
JetBlue Airways Corp. 9.055% (CME Term SOFR 3 Month + 4.75%), 07/27/2029(n)		4,921	4,429,143

			7,457,386

Transportation - Services – 0.2%
Third Coast Infrastructure LLC 8.57% (CME Term SOFR 1 Month + 4.25%), 09/25/2030(d)(n)		6,182	6,027,566

			167,827,577

Financial Institutions – 0.8%
Banking – 0.0%
Orbit Private Holdings I Ltd. 8.035% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(n)		871	867,608

Brokerage – 0.2%
Jane Street Group LLC 6.31% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(n)		5,541	5,460,608

Insurance – 0.6%
AssuredPartners, Inc. 02/14/2031(o)		5,460	5,458,580
Asurion LLC 8.67% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(n)		6,105	5,907,097
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 7.31% (CME Term SOFR 3 Month + 3.00%), 07/31/2031(n)		4,607	4,580,960
Truist Insurance Holdings 9.05% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(n)		2,916	2,904,126

			18,850,763

			25,178,979

Utility – 0.2%
Electric – 0.2%
Vistra Zero Operating Co. LLC 6.32% (CME Term SOFR 1 Month + 2.00%), 04/30/2031(n)		6,107	5,924,584

Total Bank Loans (cost $214,807,198)			198,931,140

ABFunds.com	AB High Income Fund 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
Risk Share Floating Rate – 2.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class B 12.02% (CME Term SOFR + 7.66%), 12/25/2027(i)	U.S.$	12,068	$12,153,961
Series 2015-DNA3, Class B 13.82% (CME Term SOFR + 9.46%), 04/25/2028(i)		7,427	7,649,225
Series 2015-HQ2, Class B 12.42% (CME Term SOFR + 8.06%), 05/25/2025(i)		282	282,536
Series 2015-HQA1, Class B 13.27% (CME Term SOFR + 8.91%), 03/25/2028(i)		12,432	12,483,045
Series 2015-HQA2, Class B 14.97% (CME Term SOFR + 10.61%), 05/25/2028(i)		6,946	7,221,137
Series 2016-DNA4, Class B 13.07% (CME Term SOFR + 8.71%), 03/25/2029(i)		1,799	1,947,442
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 16.22% (CME Term SOFR + 11.86%), 08/25/2028(i)		3,972	4,233,270
Series 2016-C02, Class 1B 16.72% (CME Term SOFR + 12.36%), 09/25/2028(i)		2,865	3,087,505
Series 2016-C03, Class 2B 17.22% (CME Term SOFR + 12.86%), 10/25/2028(i)		3,920	4,313,200
Series 2016-C04, Class 1B 14.72% (CME Term SOFR + 10.36%), 01/25/2029(i)		3,326	3,551,852
Series 2016-C05, Class 2B 15.22% (CME Term SOFR + 10.86%), 01/25/2029(i)		4,976	5,407,245
Series 2016-C06, Class 1B 13.72% (CME Term SOFR + 9.36%), 04/25/2029(i)		8,403	9,150,947
Series 2016-C07, Class 2B 13.97% (CME Term SOFR + 9.61%), 05/25/2029(i)		3,998	4,282,006
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.97% (CME Term SOFR + 5.61%), 10/25/2025(a)(i)		1,792	1,849,521

36 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.72% (CME Term SOFR + 5.36%), 11/25/2025(a)(i)	U.S.$	1,175	$1,221,689
Series 2015-WF1, Class 2M2 9.97% (CME Term SOFR + 5.61%), 11/25/2025(a)(i)		569	594,066

			79,428,647

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.385%, 08/25/2036		1,558	1,422,121
Series 2006-42, Class 1A6 6.00%, 01/25/2047		798	405,616
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,818	897,214
Series 2006-24CB, Class A16 5.75%, 08/25/2036		348	171,541
Series 2006-26CB, Class A6 6.25%, 09/25/2036		187	88,736
Series 2006-26CB, Class A8 6.25%, 09/25/2036		705	335,325
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		596	402,005
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		575	297,586
Series 2007-15CB, Class A19 5.75%, 07/25/2037		338	193,197
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		318	233,611
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.30%, 05/25/2047		276	243,562
Series 2007-4, Class 22A1 4.44%, 06/25/2047		1,180	1,010,287
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		467	158,820
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.86%, 09/25/2047		298	267,710
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.75%, 03/25/2037		188	155,169
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		461	417,659

ABFunds.com	AB High Income Fund 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.31%, 06/25/2036	U.S.$	206	$161,362
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 5.25%, 09/25/2035		1,075	719,511
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		598	521,642
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		494	214,891
Series 2007-A1, Class A8 6.00%, 03/25/2037		861	253,323
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		213	107,596
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.19%, 10/25/2036		1,523	406,736
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.68%, 12/28/2037		860	753,787

			9,839,007

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 5.04% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(i)		2,048	694,442
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 5.04% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(i)		300	104,797
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.69% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(i)		900	208,094
Lehman Mortgage Trust Series 2007-1, Class 3A1 4.69% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(i)		2,857	402,421
Series 2007-1, Class 3A2 2.81% (7.14% - CME Term SOFR 1 Month), 02/25/2037(i)(q)		2,857	327,120
Lehman XS Trust Series 2007-16N, Class 2A2 6.14% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(i)		298	261,191

38 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 4.76% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(i)	U.S.$	304	$220,164
Series 2007-2, Class 1A3 5.10% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(i)		165	144,547

			2,362,776

Total Collateralized Mortgage Obligations (cost $95,997,498)			91,630,430

EMERGING MARKETS - SOVEREIGNS – 2.4%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,473	5,160,211
9.50%, 11/12/2025(a)		5,861	5,705,683

			10,865,894

Argentina – 0.1%
Argentine Republic Government International Bond 0.75%, 07/09/2030(c)		1,484	1,138,234
4.125%, 07/09/2035(c)		781	517,867

			1,656,101

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	431,730
6.75%, 09/20/2029(a)		1,973	1,995,196
7.00%, 10/12/2028(a)		1,673	1,706,460

			4,133,386

Cote D’Ivoire – 0.2%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	2,308	2,245,773
5.75%, 12/31/2032(a)(c)	U.S.$	1,558	1,421,839
6.375%, 03/03/2028(a)		2,736	2,687,272
6.625%, 03/22/2048(a)	EUR	732	614,679

			6,969,563

Dominican Republic – 0.3%
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	8,497	8,777,746

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)		3,699	2,983,243
8.625%, 02/04/2030(a)		4,460	4,239,453

			7,222,696

ABFunds.com	AB High Income Fund 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

El Salvador – 0.1%
El Salvador Government International Bond 7.125%, 01/20/2050(a)	U.S.$	238	$189,924
8.625%, 02/28/2029(a)		3,166	3,213,490
9.65%, 11/21/2054(a)		751	744,992

			4,148,406

Guatemala – 0.1%
Guatemala Government Bond 6.05%, 08/06/2031(a)		1,520	1,512,400

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		9,720	8,643,510
6.50%, 11/28/2027(a)		1,300	1,219,400
7.14%, 02/23/2030(a)		5,188	4,481,290
7.70%, 02/23/2038(a)		671	510,799

			14,854,999

Senegal – 0.2%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		1,775	1,384,500
4.75%, 03/13/2028(a)	EUR	1,709	1,621,434
6.25%, 05/23/2033(a)	U.S.$	395	273,933
6.75%, 03/13/2048(a)		3,641	2,175,497

			5,455,364

Turkey – 0.1%
Turkiye Government International Bond Series 10Y 5.25%, 03/13/2030		3,878	3,579,394

Ukraine – 0.0%
Ukraine Government International Bond Zero Coupon, 02/01/2030(a)(c)		112	54,319
Zero Coupon, 02/01/2034(a)(c)		325	121,858
1.75%, 02/01/2029(a)(c)		702	425,803
1.75%, 02/01/2035(a)(c)		306	148,950
1.75%, 02/01/2036(a)(c)		437	210,164

			961,094

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 6.95%, 05/25/2032(a)		3,095	3,084,168

Total Emerging Markets - Sovereigns (cost $75,321,972)			73,221,211

QUASI-SOVEREIGNS – 1.6%
Quasi-Sovereign Bonds – 1.6%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(a)		3,785	3,807,786

40 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Chile – 0.2%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)	U.S.$	3,223	$3,264,899
6.44%, 01/26/2036(a)		1,317	1,363,095

			4,627,994

Mexico – 1.0%
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		1,139	975,405
4.69%, 05/15/2029(a)		5,319	5,107,304
4.75%, 02/23/2027(a)		434	432,915
Petroleos Mexicanos 5.50%, 06/27/2044		2,245	1,394,145
5.625%, 01/23/2046		3,985	2,480,662
6.35%, 02/12/2048		2,239	1,419,750
6.375%, 01/23/2045		2,872	1,878,001
6.49%, 01/23/2027		1,276	1,248,375
6.50%, 01/23/2029		1,644	1,520,700
7.69%, 01/23/2050		2,298	1,677,540
8.75%, 06/02/2029		11,348	11,137,402

			29,272,199

South Africa – 0.2%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		5,900	5,933,187

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		202	193,415

Turkey – 0.1%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		2,616	2,578,408
8.00%, 01/16/2029(a)		1,389	1,413,684
Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(a)		612	634,760

			4,626,852

Total Quasi-Sovereigns (cost $48,611,928)			48,461,433

GOVERNMENTS - TREASURIES - 0.9%
United States - 0.9%
U.S. Treasury Bonds 6.125%, 11/15/2027(r)(s)		9,763	10,331,131
U.S. Treasury Notes 3.125%, 11/15/2028(r)		12,054	11,839,092
4.00%, 02/29/2028(r)		4,978	5,027,593

Total Governments - Treasuries (cost $27,863,442)			27,197,816

ABFunds.com	AB High Income Fund 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.2%
Colombia Government International Bond 5.00%, 06/15/2045	U.S.$	1,654	$1,079,235
7.375%, 04/25/2030		3,612	3,666,180
8.00%, 11/14/2035		2,610	2,568,240

			7,313,655

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		1,416	1,474,764
Panama Notas del Tesoro 3.75%, 04/17/2026		1,503	1,483,130

			2,957,894

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(a)		4,980	4,405,756
6.375%, 01/30/2034(a)		1,114	1,052,385

			5,458,141

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(a)		558	548,933

Total Governments - Sovereign Bonds (cost $16,729,172)			16,278,623

COLLATERALIZED LOAN OBLIGATIONS – 0.5%
CLO - Floating Rate – 0.5%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.54% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a)(i)		11,494	11,489,909
LCM 28 Ltd. Series 28A, Class D 7.48% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a)(i)		500	485,424
Rad CLO 10 Ltd. Series 2021-10A, Class E 10.39% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a)(i)		3,793	3,701,143

Total Collateralized Loan Obligations (cost $15,777,998)			15,676,476

42 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h) (cost $17,189,810)	U.S.$	60,383,852	$12,968,273

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,456,043
7.625%, 03/01/2040		1,250	1,499,485
State of Illinois Series 2010 7.35%, 07/01/2035		3,237	3,476,529
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(h)		7,240	6,527,852

Total Local Governments - US Municipal Bonds (cost $12,968,774)			12,959,909

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.29%, 10/15/2045(a)		225	13,108
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.295%, 08/10/2044(a)		7,937	6,888,884
Series 2013-GC13, Class D 4.01%, 07/10/2046(a)		1,500	1,040,430
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.15%, 06/15/2044(a)		1,842	1,736,779
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		2,693	271,485

Total Commercial Mortgage-Backed Securities (cost $13,050,019)			9,950,686

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $7,550,380)		56,885	8,004,477

ABFunds.com	AB High Income Fund 43

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

COMMON STOCKS – 0.3%
Financial Institutions – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(d)(g)	610,655	$2,747,948

Industrial – 0.1%
Transportation Infrastructure – 0.1%
Spirit Airlines LLC(d)(g)	190,915	2,259,097

Industrials – 0.1%
Electrical Equipment – 0.1%
Exide Technologies(d)(f)(g)	4,045	861,585

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(d)(f)(g)	5,004,988	5
CHC Group LLC(d)(f)(g)	104,383	21

		26

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(g)	135	174
New Fortress Energy, Inc.(f)(g)	157,134	853,238

		853,412

		853,438

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
ATD New Holdings, Inc.(d)(g)	161,762	– 0	–
K201640219 South Africa Ltd. - Class A(d)(f)(g)	64,873,855	65
K201640219 South Africa Ltd. - Class B(d)(f)(g)	10,275,684	10

		75

Diversified Consumer Services – 0.0%
AG Tracker(d)(f)(g)	297,893	– 0	–
Paysafe Ltd.(g)	46,899	714,272

		714,272

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(d)(f)(g)	14	– 0	–

		714,347

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(d)(f)(l)	508,189	91,474

Total Common Stocks (cost $73,584,807)		7,527,889

44 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Shares	U.S. $ Value

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Technology – 0.0%
Veritas US, Inc.(d)(g)(h)		30,322	$666,434

Trading Companies & Distributors – 0.2%
WESCO International, Inc. Series A 10.625%		211,900	5,388,617

Total Preferred Stocks (cost $6,301,319)			6,055,051

		Principal Amount (000)
ASSET-BACKED SECURITIES – 0.2%
Other ABS - Floating Rate – 0.2%
Pagaya AI Debt Series 2024-S1, Class ABC 7.28%, 09/15/2031(a)(d)	U.S.$	5,049	5,131,014

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT Zero Coupon, 10/17/2044(h)		2	1,865

Total Asset-Backed Securities (cost $5,050,890)			5,132,879

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $1,569,400)		1,578	1,575,633

		Shares
RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(d)(f)(g) (cost $0)		45,881	56,204

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.165%(t)(u)(v) (cost $55,095,169)		55,095,169	55,095,169

ABFunds.com	AB High Income Fund 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Time Deposits – 0.8%
BBH, New York 1.61%, 05/01/2025	CAD	1,116	$809,859
3.23%, 05/02/2025	NOK	6,339	609,291
5.56%, 05/02/2025	ZAR	6,126	329,347
Citibank, London 1.06%, 05/02/2025	EUR	6,872	7,785,144
3.41%, 05/01/2025	GBP	103	136,730
Citibank, New York 3.68%, 05/01/2025	U.S.$	12,660	12,659,671

Total Time Deposits (cost $22,330,042)			22,330,042

Total Short-Term Investments (cost $77,425,211)			77,425,211

Total Investments – 101.6% (cost $3,281,773,336)			3,051,024,351
Other assets less liabilities – (1.6)%			(49,395,755)

Net Assets – 100.0%			$3,001,628,596

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,764	June 2025	$192,620,532	$4,526,446
U.S. Ultra Bond (CBT) Futures	140	June 2025	16,944,375	(66,437)

Sold Contracts
U.S. Long Bond (CBT) Futures	168	June 2025	19,593,000	122,469
U.S. T-Note 10 Yr (CBT) Futures	1,053	June 2025	118,166,344	(2,657,180)

				$1,925,298

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	44,604	USD	7,879	05/05/2025	$25,588
Bank of America NA	USD	7,839	BRL	44,604	05/05/2025	14,848
Bank of America NA	GBP	13,552	USD	17,514	05/16/2025	(547,922)
Bank of America NA	USD	7,048	GBP	5,454	05/16/2025	220,495
Bank of America NA	BRL	44,604	USD	7,785	06/03/2025	(8,915)
Brown Brothers Harriman & Co.	EUR	480	USD	526	05/09/2025	(18,800)
Brown Brothers Harriman & Co.	USD	1,970	EUR	1,797	05/09/2025	66,665

46 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	1,978	CAD	2,792	06/18/2025	$52,486
JPMorgan Chase Bank NA	EUR	2,802	USD	3,189	05/09/2025	13,273
JPMorgan Chase Bank NA	USD	17,398	EUR	15,700	05/09/2025	395,376
Morgan Stanley Capital Services LLC	BRL	44,604	USD	7,721	05/05/2025	(133,168)
Morgan Stanley Capital Services LLC	USD	7,879	BRL	44,604	05/05/2025	(25,588)
Morgan Stanley Capital Services LLC	EUR	127,953	USD	134,850	05/09/2025	(10,163,636)
Morgan Stanley Capital Services LLC	COP	52,080,005	USD	12,476	05/15/2025	174,679
Standard Chartered Bank	EUR	4,929	USD	5,393	05/09/2025	(192,393)
Standard Chartered Bank	USD	3,702	EUR	3,349	05/09/2025	92,723

						$(10,034,289)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
United Mexican States, 4.150%, 03/28/2027, 06/20/2030*	1.00%	Quarterly	1.40%	USD	7,980	$136,966	$135,504	$1,462
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 6/20/2030*	5.00	Quarterly	4.12	USD	166,250	6,977,699	6,541,212	436,487
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	20.64	USD	1,300	(527,935)	(155,210)	(372,725)
iTraxx-XOVER Series 43, 5 Year Index, 6/20/2030*	5.00	Quarterly	3.50	EUR	37,210	2,960,536	3,292,759	(332,223)

						$9,547,266	$9,814,265	$(266,999)

*	Termination date

ABFunds.com	AB High Income Fund 47

PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at April 30, 2025
Barclays Capital, Inc.†	USD	300	1.25%	—	$300,531
Barclays Capital, Inc.†	USD	1,159	2.00	—	1,161,103
Barclays Capital, Inc.†	USD	2,528	2.00	—	2,531,291
Barclays Capital, Inc.†	USD	1,095	2.50	—	1,096,217
Barclays Capital, Inc.†	USD	2,468	3.00	—	2,472,435
Barclays Capital, Inc.†	USD	2,843	3.50	—	2,845,147
Barclays Capital, Inc.†	USD	1,897	4.00	—	1,902,219
Clear Street LLC†	USD	2,252	3.75	—	2,264,245
Jefferies LLC†	USD	1,270	1.75	—	1,271,190
Jefferies LLC†	USD	938	2.95	—	938,980
Jefferies LLC†	USD	314	3.25	—	315,616
Nomura UK†	USD	1,762	0.00	—	1,762,163
Nomura UK†	USD	195	1.00	—	195,358
Nomura UK†	USD	2,096	1.00	—	2,100,611
Standard Chartered Bank†	USD	1,700	0.50	—	1,701,488
Standard Chartered Bank†	USD	794	1.00	—	814,942

					$23,673,536

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on April 30, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$9,588,968	$	– 0	–	$	– 0	–	$	– 0	–	$9,588,968
Corporates – Investment Grade	5,924,334		– 0	–		– 0	–		– 0	–	5,924,334
Emerging Markets – Corporate Bonds	8,160,234		– 0	–		– 0	–		– 0	–	8,160,234

Total	$23,673,536	$	– 0	–	$	– 0	–	$	– 0	–	$23,673,536

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $2,232,285,545 or 74.37% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2025.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2025.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Defaulted matured security.

(f)	Fair valued by the Adviser.

(g)	Non-income producing security.

48 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.67% of net assets as of April 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value			Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	02/04/2013 - 11/12/2019	$1,864,699		$	– 0	–	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT Zero Coupon, 10/17/2044	09/04/2019	1,922			1,865		0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	88,944			6,815		0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–		– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–		– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	17,189,810			12,968,273		0.43%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	5,622,018			– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	3,941,905			– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	12,955,188			– 0	–	0.00%
Veritas US, Inc.	12/09/2024	584,608			666,434		0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	10/19/2012 - 01/27/2014	8,490,973			1,358		0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550			250		0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025	07/26/2012 - 02/05/2014	11,304,293			1,352		0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000			6,527,852		0.22%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2025.

(j)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(k)	Convertible security.

(l)	Escrow Shares.

(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at April 30, 2025.

(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(p)	Defaulted.

(q)	Inverse interest only security.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(t)	The rate shown represents the 7-day yield as of period end.

ABFunds.com	AB High Income Fund 49

PORTFOLIO OF INVESTMENTS (continued)

(u)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(v)	Affiliated investments.

Currency Abbreviations: BRL – Brazilian Real CAD – Canadian Dollar COP – Colombian Peso EUR – Euro	GBP – Great British Pound NOK – Norwegian Krone USD – United States Dollar ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

50 AB High Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025 (unaudited)

Assets
Investments in securities, at value Unaffiliated issuers (cost $3,226,678,167)	$2,995,929,182
Affiliated issuers (cost $55,095,169)	55,095,169
Cash	27,490
Cash collateral due from broker	1,057
Foreign currencies, at value (cost $2,861,896)	157,094
Unaffiliated dividends and interest receivable	47,356,406
Receivable for investment securities sold	4,471,102
Receivable for capital stock sold	2,898,352
Unrealized appreciation on forward currency exchange contracts	1,056,133
Affiliated dividends receivable	171,968
Receivable for variation margin on futures	86,220
Receivable due from Adviser	8,356

Total assets	3,107,258,529

Liabilities
Payable for investment securities purchased	54,508,687
Payable for reverse repurchase agreements	23,673,536
Unrealized depreciation on forward currency exchange contracts	11,090,422
Payable for capital stock redeemed	8,454,022
Payable for capital gains taxes	2,029,194
Payable for unsettled reverse repurchase agreements	1,915,000
Advisory fee payable	1,213,585
Payable for variation margin on centrally cleared swaps	694,315
Dividends payable	577,888
Cash collateral due to broker	330,000
Distribution fee payable	272,619
Transfer Agent fee payable	118,358
Administrative fee payable	19,382
Directors’ fee payable	2,985
Accrued expenses	729,940

Total liabilities	105,629,933

Net Assets	$3,001,628,596

Composition of Net Assets
Capital stock, at par	$435,574
Additional paid-in capital	4,039,729,791
Accumulated loss	(1,038,536,769)

$3,001,628,596

Net Asset Value Per Share – 27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$822,179,013	119,499,310	$6.88	*

C	$127,284,159	18,281,752	$6.96

Advisor	$1,878,046,109	272,546,687	$6.89

I	$41,043,298	5,950,466	$6.90

Z	$133,076,017	19,295,997	$6.90

*	The maximum offering price per share for Class A shares was $7.19 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB High Income Fund 51

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2025 (unaudited)

Investment Income
Interest	$117,144,800
Dividends
Affiliated issuers	791,238
Unaffiliated issuers	590,490	$118,526,528

Expenses
Advisory fee (see Note B)	7,703,859
Distribution fee-Class A	1,048,346
Distribution fee-Class C	675,625
Transfer agency-Class A	315,667
Transfer agency-Class C	50,877
Transfer agency-Advisor Class	753,140
Transfer agency-Class I	6,415
Transfer agency-Class Z	14,322
Custody and accounting	126,838
Printing	120,630
Audit and tax	95,006
Registration fees	82,566
Administrative	49,116
Legal	32,451
Directors’ fees	30,301
Miscellaneous	44,039

Total expenses before interest expense	11,149,198
Interest expense	430,541

Total expenses	11,579,739
Less: expenses waived and reimbursed by the Adviser (see Note B)	(36,706)

Net expenses		11,543,033

Net investment income		106,983,495

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(1,558,223)
Forward currency exchange contracts		6,455,737
Futures		(1,688,360)
Swaps		362,749
Foreign currency transactions		(4,420,431)
Net change in unrealized appreciation (depreciation) on:
Investments(b)		(44,786,463)
Forward currency exchange contracts		(9,760,621)
Futures		2,402,361
Swaps		(242,706)
Foreign currency denominated assets and liabilities		272,429

Net loss on investment and foreign currency transactions		(52,963,528)

Net Increase in Net Assets from Operations		$54,019,967

(a)	Net of foreign realized capital gains taxes of $473,451.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $87,922.

See notes to financial statements.

52 AB High Income Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$106,983,495		$229,994,056
Net realized loss on investment and foreign currency transactions	(848,528)		(54,445,886)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(52,115,000)		305,750,100

Net increase in net assets from operations	54,019,967		481,298,270
Distributions to Shareholders
Class A	(28,991,652)		(61,961,552)
Class C	(4,101,249)		(9,975,261)
Advisor Class	(71,519,556)		(144,132,663)
Class R	– 0	–	(656,131)
Class K	– 0	–	(154,886)
Class I	(1,520,858)		(4,800,800)
Class Z	(4,665,511)		(9,831,637)
Capital Stock Transactions
Net increase (decrease)	(156,222,009)		108,453,772

Total increase (decrease)	(213,000,868)		358,239,112
Net Assets
Beginning of period	3,214,629,464		2,856,390,352

End of period	$3,001,628,596		$3,214,629,464

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB High Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no

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sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many

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NOTES TO FINANCIAL STATEMENTS (continued)

of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale,

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illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities	Level 1			Level 2	Level 3		Total
Assets:
Corporates—Non-Investment Grade	$	– 0	–	$1,845,709,849	$20,357,189	#	$1,866,067,038
Corporates—Investment Grade		– 0	–	372,833,098	– 0	–	372,833,098

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3		Total
Emerging Markets – Corporate Bonds	$	– 0	–	$199,061,099		$9,775	#	$199,070,874
Bank Loans		– 0	–	169,539,416		29,391,724		198,931,140
Collateralized Mortgage Obligations		– 0	–	91,630,430		– 0	–	91,630,430
Emerging Markets – Sovereigns		– 0	–	73,221,211		– 0	–	73,221,211
Quasi-Sovereigns		– 0	–	48,461,433		– 0	–	48,461,433
Governments – Treasuries		– 0	–	27,197,816		– 0	–	27,197,816
Governments – Sovereign Bonds		– 0	–	16,278,623		– 0	–	16,278,623
Collateralized Loan Obligations		– 0	–	15,676,476		– 0	–	15,676,476
Inflation-Linked Securities		– 0	–	12,968,273		– 0	–	12,968,273
Local Governments – US Municipal Bonds		– 0	–	12,959,909		– 0	–	12,959,909
Commercial Mortgage-Backed Securities		– 0	–	9,950,686		– 0	–	9,950,686
Emerging Markets – Treasuries		– 0	–	8,004,477		– 0	–	8,004,477
Common Stocks		1,567,684		– 0	–	5,960,205	#	7,527,889
Preferred Stocks		5,388,617		– 0	–	666,434		6,055,051
Asset-Backed Securities		– 0	–	1,865		5,131,014		5,132,879
Governments – Sovereign Agencies		– 0	–	1,575,633		– 0	–	1,575,633
Rights		– 0	–	– 0	–	56,204		56,204
Short-Term Investments:
Investment Companies		55,095,169		– 0	–	– 0	–	55,095,169
Time Deposits		22,330,042		– 0	–	– 0	–	22,330,042

Total Investments in Securities		84,381,512		2,905,070,294		61,572,545		3,051,024,351
Other Financial Instruments*:
Assets
Futures		4,648,915		– 0	–	– 0	–	4,648,915	†
Forward Currency Exchange Contracts		– 0	–	1,056,133		– 0	–	1,056,133
Centrally Cleared Credit Default Swaps		– 0	–	10,075,201		– 0	–	10,075,201	†
Liabilities
Futures		(2,723,617)		– 0	–	– 0	–	(2,723,617	)†
Forward Currency Exchange Contracts		– 0	–	(11,090,422)		– 0	–	(11,090,422)
Centrally Cleared Credit Default Swaps		– 0	–	(527,935)		– 0	–	(527,935	)†

Total		$86,306,810		$2,904,583,271		$61,572,545		$3,052,462,626

#	The Fund held securities with zero market value at period end.

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NOTES TO FINANCIAL STATEMENTS (continued)

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates – Non-Investment Grade#		Emerging Markets – Corporate Bonds#		Bank Loans		Common Stocks#
Balance as of 10/31/24	$8,405,970		$642,049		$5,567,749		$4,317,416
Accrued discounts/(premiums)	250,071		16,548		– 0	–	– 0	–
Realized gain (loss)	2,363		7,110		18,728		– 0	–
Change in unrealized appreciation (depreciation)	(1,755,651)		(647,878)		(286,654)		(837,201)
Purchases	13,736,436		– 0	–	29,564,742		2,479,990
Sales/Paydowns	(282,000)		(8,054)		(953,743)		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3^	– 0	–	– 0	–	(4,519,098)		– 0	–

Balance as of 04/30/25	$20,357,189		$9,775		$29,391,724		$5,960,205

Net change in unrealized appreciation (depreciation) from investments held as of 04/30/25**	$(1,755,651)		$(631,366)		$(172,365)		$(837,201)

	Preferred Stocks		Asset- Backed Securities		Rights		Total
Balance as of 10/31/24	$ – 0	–	$7,400,052		$56,204		$26,389,440
Accrued discounts/(premiums)	– 0	–	(87)		– 0	–	266,532
Realized gain (loss)	– 0	–	(1,170)		– 0	–	27,031
Change in unrealized appreciation (depreciation)	81,826		(39,170)		– 0	–	(3,484,728)
Purchases	584,608		– 0	–	– 0	–	46,365,776
Sales/Paydowns	– 0	–	(2,228,611)		– 0	–	(3,472,408)
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3^	– 0	–	– 0	–	– 0	–	(4,519,098)

Balance as of 04/30/25	$666,434		$5,131,014		$56,204		$61,572,545

Net change in unrealized appreciation (depreciation) from investments held as of 04/30/25**	$81,826		$ – 0	–	$ – 0	–	$(3,314,757)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

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NOTES TO FINANCIAL STATEMENTS (continued)

^	Amounts were transferred out of Level 3 as the observability of price inputs has increased during the reporting period.

**

The unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) on investments and other financial instruments in the accompanying statement of operations.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at April 30, 2025. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/25			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade	$	– 0	–	Qualitative Assessment		$ 0.00
		$7,400,885		Discounted Cash Flow	Discount Rate	13.44% to 14.44%
	$	– 0	–	Recovery		$ 0.00

$7,400,885

Emerging Markets – Corporate Bonds.	$	– 0	–	Recovery	Expected Sale Price	$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00

	$	– 0	–

Common Stocks		$861,585		Guideline Public Company, Discounted Cash Flow, and Optional Value	Asset Value	$213.00
		$5		Qualitative Assessment		$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00

$861,590

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price and Asset Value in isolation

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NOTES TO FINANCIAL STATEMENTS (continued)

would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash

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NOTES TO FINANCIAL STATEMENTS (continued)

dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2025, the reimbursement for such services amounted to $49,116.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $283,056 for the six months ended April 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $22,811 from the sale of Class A shares and received $153 and $2,560 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2025, such waiver amounted to $36,706.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$82,121	$392,734	$419,760	$55,095	$791

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $20,298,234 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$832,679,942		$940,401,415
U.S. government securities	– 0	–	5,136,042

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$52,779,333
Gross unrealized depreciation	(291,904,308)

Net unrealized depreciation	$(239,124,975)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty

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NOTES TO FINANCIAL STATEMENTS (continued)

to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the

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underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund,

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or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

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The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$4,648,915	*	Payable for variation margin on futures	$2,723,617	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,056,133		Unrealized depreciation on forward currency exchange contracts	11,090,422

Credit contracts	Receivable for variation margin on centrally cleared swaps	437,949	*	Payable for variation margin on centrally cleared swaps	704,948	*

Total		$6,142,997			$14,518,987

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$(1,688,360)	$2,402,361

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	6,455,737	(9,760,621)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	362,749	(242,706)

Total		$5,130,126	$(7,600,966)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2025:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$33,314,429
Average notional amount of sale contracts	$129,302,719

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$24,031,719
Average principal amount of sale contracts	$191,736,247

Futures:
Average notional amount of buy contracts	$215,738,595
Average notional amount of sale contracts	$137,720,268

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of

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April 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$260,931	$(260,931)		$	– 0	–	$	– 0	–	$	– 0	–
Brown Brothers Harriman & Co.	119,151	(18,800)			– 0	–		– 0	–		100,351
JPMorgan Chase Bank NA	408,649	– 0	–		(330,000)			(78,649)			– 0	–
Morgan Stanley Capital Services LLC	174,679	(174,679)			– 0	–		– 0	–		– 0	–
Standard Chartered Bank	92,723	(92,723)			– 0	–		– 0	–		– 0	–

Total	$1,056,133	$(547,133)			$(330,000)			$(78,649)			$100,351^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$556,837	$(260,931)	$	– 0	–	$	– 0	–	$295,906
Brown Brothers Harriman & Co.	18,800	(18,800)		– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services LLC	10,322,392	(174,679)		– 0	–		– 0	–	10,147,713
Standard Chartered Bank	192,393	(92,723)		– 0	–		– 0	–	99,670

Total	$11,090,422	$(547,133)	$	– 0	–	$	– 0	–	$10,543,289^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid

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NOTES TO FINANCIAL STATEMENTS (continued)

assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended April 30, 2025, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the six months ended April 30, 2025, the average amount of reverse repurchase agreements outstanding was $26,204,588 and the daily weighted average interest rate was 2.32%. At April 30, 2025, the Fund had reverse repurchase agreements outstanding in the amount of $23,673,536 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of April 30, 2025:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$12,308,943	$(12,308,943)	$	– 0	–
Clear Street LLC	2,264,245	(2,252,645)		11,600
Jefferies LLC	2,525,786	(2,525,786)		– 0	–
Nomura UK	4,058,132	(3,824,238)		233,894
Standard Chartered Bank	2,516,430	(2,414,118)		102,312

	$23,673,536	$(23,325,730)		$347,806

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024

Class A
Shares sold	5,364,288	12,851,520	$37,455,555	$88,119,297

Shares issued in reinvestment of dividends	2,462,450	5,315,276	17,218,796	36,713,012

Shares converted from Class C	1,682,100	4,616,939	11,774,994	31,701,492

Shares redeemed	(13,048,852)	(23,209,316)	(91,238,642)	(159,531,794)

Net decrease	(3,540,014)	(425,581)	$(24,789,297)	$(2,997,993)

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	Shares			Amount
	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)			Year Ended October 31, 2024

Class C
Shares sold	1,031,041		2,820,522		$7,312,550		$19,655,182

Shares issued in reinvestment of dividends	299,395		720,362		2,118,764		5,033,336

Shares converted to Class A	(1,661,865)		(4,563,313)		(11,774,994)		(31,701,492)

Shares redeemed	(1,515,684)		(3,486,627)		(10,717,257)		(24,315,514)

Net decrease	(1,847,113)		(4,509,056)		$(13,060,937)		$(31,328,488)

Advisor Class
Shares sold	36,521,605		90,110,622		$256,229,775		$619,380,920

Shares issued in reinvestment of dividends	5,733,340		11,748,546		40,154,357		81,289,328

Shares redeemed	(59,816,092)		(75,254,373)		(415,839,398)		(517,899,733)

Net increase (decrease)	(17,561,147)		26,604,795		$(119,455,266)		$182,770,515

Class R
Shares sold	– 0	–	346,889	$	– 0	–	$2,377,196

Shares issued in reinvestment of dividends	– 0	–	88,590		– 0	–	607,347

Shares redeemed	– 0	–	(3,002,426)		– 0	–	(20,644,797)

Net increase (decrease)	– 0	–	(2,566,947)	$	– 0	–	$(17,660,254)

Class K
Shares sold	– 0	–	137,246	$	– 0	–	$941,798

Shares issued in reinvestment of dividends	– 0	–	21,224		– 0	–	145,391

Shares redeemed	– 0	–	(841,642)		– 0	–	(5,764,885)

Net increase (decrease)	– 0	–	(683,172)	$	– 0	–	$(4,677,696)

Class I
Shares sold	542,999		2,175,748		$3,786,874		$15,054,722

Shares issued in reinvestment of dividends	208,433		661,455		1,461,136		4,573,217

Shares redeemed	(982,289)		(6,684,270)		(6,871,862)		(46,267,697)

Net decrease	(230,857)		(3,847,067)		$(1,623,852)		$(26,639,758)

Class Z
Shares sold	3,152,320		12,021,662		$21,806,193		$81,975,128

Shares issued in reinvestment of dividends	624,888		1,298,394		4,379,890		8,990,771

Shares redeemed	(3,355,200)		(11,889,071)		(23,478,740)		(81,978,453)

Net increase	422,008		1,430,985		$2,707,343		$8,987,446

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

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Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk— Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending October 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$231,512,930		$224,260,828

Total taxable distributions paid	$231,512,930		$224,260,828
Return of Capital	– 0	–	15,563,644

Total distributions paid	$231,512,930		$239,824,472

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,723,150
Accumulated capital and other losses	(747,342,497	)(a)
Unrealized appreciation (depreciation)	(215,907,339	)(b)

Total accumulated earnings (deficit)	$(961,526,686	)(c)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $747,342,497.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of hyperinflationary currency contracts, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $152,771,345 and a net long-term capital loss carryforward of $594,571,152, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.00	$ 6.45	$ 6.44	$ 7.98	$ 7.53	$ 8.19

Income From Investment Operations

Net investment income(a)(b)	.23	.50	.47	.41	.40	.41

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)	.55	.05	(1.48)	.53	(.59)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.12	1.05	.52	(1.07)	.93	(.18)

Less: Dividends and Distributions

Dividends from net investment income	(.24)	(.50)	(.48)	(.47)	(.44)	(.48)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.24)	(.50)	(.51)	(.47)	(.48)	(.48)

Net asset value, end of period	$ 6.88	$ 7.00	$ 6.45	$ 6.44	$ 7.98	$ 7.53

Total Return

Total investment return based on net asset value(d)	1.75%	16.67%	8.21%	(13.83)%	12.52	%^	(2.02	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$822,179	$861,584	$795,930	$854,235	$1,157,302	$1,143,143

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.88	%(f)	.90%	.90%	.90%	.84%	.86%

Expenses, before waivers/reimbursements(e)	.88	%(f)	.90%	.90%	.90%	.84%	.86%

Net investment income(b)	6.67	%(f)	7.22%	7.11%	5.69%	4.95%	5.43%

Portfolio turnover rate	27%	50%	34%	28%	48%	54%

See footnote summary on page 83.

78 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.09	$ 6.52	$ 6.51	$ 8.07	$ 7.62	$ 8.29

Income From Investment Operations

Net investment income(a)(b)	.20	.44	.42	.35	.33	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)	.58	.05	(1.50)	.54	(.60)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.09	1.02	.47	(1.15)	.87	(.25)

Less: Dividends and Distributions

Dividends from net investment income	(.22)	(.45)	(.43)	(.41)	(.38)	(.42)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.22)	(.45)	(.46)	(.41)	(.42)	(.42)

Net asset value, end of period	$ 6.96	$ 7.09	$ 6.52	$ 6.51	$ 8.07	$ 7.62

Total Return

Total investment return based on net asset value(d)	1.20%	15.93%	7.29	%^	(14.69)%	11.65	%^	(2.86	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$127,284	$142,635	$160,725	$199,870	$324,644	$456,375

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.62	%(f)	1.64%	1.64%	1.64%	1.58%	1.61%

Expenses, before waivers/reimbursements(e)	1.62	%(f)	1.64%	1.64%	1.64%	1.59%	1.61%

Net investment income(b)	5.83	%(f)	6.38%	6.26%	4.81%	4.14%	4.56%

Portfolio turnover rate	27%	50%	34%	28%	48%	54%

See footnote summary on page 83.

ABFunds.com	AB High Income Fund 79

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.01	$ 6.46	$ 6.45	$ 7.99	$ 7.54	$ 8.20

Income From Investment Operations

Net investment income(a)(b)	.24	.51	.49	.43	.42	.43

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)	.56	.05	(1.49)	.53	(.59)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.13	1.07	.54	(1.06)	.95	(.16)

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.52)	(.50)	(.48)	(.46)	(.50)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.25)	(.52)	(.53)	(.48)	(.50)	(.50)

Net asset value, end of period	$ 6.89	$ 7.01	$ 6.46	$ 6.45	$ 7.99	$ 7.54

Total Return

Total investment return based on net asset value(d)	1.87%	16.94%	8.46%	(13.70)%	12.92	%^	(1.77	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,878,046	$2,034,535	$1,701,261	$1,754,072	$2,579,006	$3,077,869

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.63	%(f)	.65%	.64%	.64%	.59%	.61%

Expenses, before waivers/reimbursements(e)	.63	%(f)	.65%	.65%	.65%	.59%	.61%

Net investment income(b)	6.90	%(f)	7.45%	7.34%	5.90%	5.20%	5.57%

Portfolio turnover rate	27%	50%	34%	28%	48%	54%

See footnote summary on page 83.

80 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54	$ 8.20

Income From Investment Operations

Net investment income(a)(b)	.24	.52	.48	.43	.42	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)	.56	.06	(1.50)	.54	(.58)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.13	1.08	.54	(1.07)	.96	(.16)

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.52)	(.50)	(.48)	(.46)	(.50)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.25)	(.52)	(.53)	(.48)	(.50)	(.50)

Net asset value, end of period	$ 6.90	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54

Total Return

Total investment return based on net asset value(d)	1.88%	17.08%	8.42%	(13.72)%	12.91	%^	(1.81	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,044	$43,393	$64,806	$67,757	$90,893	$131,550

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.58	%(f)	.65%	.69%	.66%	.59%	.64%

Expenses, before waivers/reimbursements(e)	.58	%(f)	.65%	.69%	.66%	.59%	.64%

Net investment income(b)	6.95	%(f)	7.49%	7.30%	5.91%	5.21%	5.57%

Portfolio turnover rate	27%	50%	34%	28%	48%	54%

See footnote summary on page 83.

ABFunds.com	AB High Income Fund 81

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54	$ 8.20

Income From Investment Operations

Net investment income(a)(b)	.24	.52	.49	.43	.42	.43

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.11)	.56	.05	(1.49)	.55	(.59)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.13	1.08	.54	(1.06)	.97	(.16)

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.52)	(.50)	(.49)	(.47)	(.50)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)	– 0	–

Total dividends and distributions	(.25)	(.52)	(.53)	(.49)	(.51)	(.50)

Net asset value, end of period	$ 6.90	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54

Total Return

Total investment return based on net asset value(d)	1.89%	17.16%	8.51%	(13.64)%	12.99	%^	(1.76	)%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$133,076	$132,482	$112,725	$155,009	$266,052	$307,946

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.57	%(f)	.59%	.59%	.57%	.53%	.59%

Expenses, before waivers/reimbursements(e)	.58	%(f)	.59%	.59%	.57%	.53%	.59%

Net investment income(b)	6.97	%(f)	7.53%	7.37%	5.96%	5.26%	5.66%

Portfolio turnover rate	27%	50%	34%	28%	48%	54%

See footnote summary on page 83.

82 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended April 30, 2025 (unaudited)(f)	Year Ended October 31,
		2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.85%	.86%	.85%	.87%	.84%	.86%
Before waivers/reimbursements	.85%	.86%	.85%	.87%	.84%	.86%
Class C
Net of waivers/reimbursements	1.59%	1.60%	1.60%	1.61%	1.58%	1.60%
Before waivers/reimbursements	1.60%	1.61%	1.60%	1.61%	1.59%	1.60%
Advisor Class
Net of waivers/reimbursements	.60%	.61%	.60%	.62%	.59%	.60%
Before waivers/reimbursements	.60%	.61%	.61%	.63%	.59%	.60%
Class I
Net of waivers/reimbursements	.55%	.61%	.64%	.63%	.59%	.64%
Before waivers/reimbursements	.56%	.62%	.64%	.63%	.59%	.64%
Class Z
Net of waivers/reimbursements	.55%	.55%	.55%	.54%	.53%	.58%
Before waivers/reimbursements	.55%	.56%	.55%	.54%	.53%	.58%

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

ABFunds.com	AB High Income Fund 83

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes

84 AB High Income Fund	ABFunds.com

changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

ABFunds.com	AB High Income Fund 85

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and

86 AB High Income Fund	ABFunds.com

(iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

ABFunds.com	AB High Income Fund 87

NOTES

88 AB High Income Fund	ABFunds.com

AB HIGH INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

HI-0152-0425

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: June 27, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: June 27, 2025